Other financial assets and financial liabilities - Other financial liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Foreign exchange liabilities	R$ 2,476,659	R$ 1,361,882
Structured financing	3,282,750	1,841,790
Credit cards operations	8,138,657	7,234,116
Contingent consideration	116,777	571,723
Lease liabilities	311,347	304,762	R$ 285,638
Other miscellaneous financial liabilities	404,673	917,103
Other financial liabilities	14,730,863	12,231,376
Other current financial liabilities	14,343,495	11,974,989
Other non-current financial liabilities	R$ 387,368	R$ 256,387
Maturity period for the total contingent consideration payment	4 years
Disclosure of contingent liabilities [line items]
Contractual maximum amount payable	R$ 289,600
Bottom of range
Disclosure of contingent liabilities [line items]
Contractual amount payable for contingent consideration	R$ 0